SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Notice of Intention to Redeem Securities

Pursuant to Rule 23c-2

under the

Investment Company Act of 1940, as Amended

The New America High Income Fund, Inc.

33 Broad Street

Boston, MA 02109

Investment Company Act File No. 811-05399

The New America High Income Fund, Inc. (the “Fund”) hereby notifies the Securities and Exchange Commission in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, that the Fund intends to redeem securities of which it is the issuer, as set forth below.

(1) Title of the class of securities of the Fund to be called or redeemed:

Series A, B, C and D Auction Term Preferred Stock (collectively, the “ATP”).

(2) Date on which the securities are to be called or redeemed:

November 9, 2012.

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

Each series of ATP is to be redeemed pursuant to Section 3(a)(iii) of the Articles Supplementary establishing it.

(4) Principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

The Fund intends to redeem all outstanding shares of the ATP.

SIGNATURE

The Fund has duly caused this Notice of Intention to Redeem Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940, as amended, to be signed on its behalf by the undersigned, duly authorized in the City of Boston and Commonwealth of Massachusetts, on this 10th day of October 2012.

THE NEW AMERICA HIGH INCOME FUND, INC.

By:	/s/ Ellen E. Terry
Name:	Ellen E. Terry
Title:	Vice-President and Treasurer